Financial instruments - Current financial liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial instruments
Current financial liabilities	€ 104,720	€ 50,795
Current loan liabilities	81,499	27,114
Current portion of lease obligations	22,182	19,563
Other current financial liabilities	€ 1,038	€ 4,118